REINSURANCE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Effect of reinsurance

The following table summarizes the effect of reinsurance:

	Year ended December 31,
	2017	2016	2015
	(in millions)
Direct premiums	$1,038	$998	$982
Reinsurance assumed	225	231	234
Reinsurance ceded	(139)	(146)	(146)

Net Premiums	$1,124	$1,083	$1,070

Policy charges and fee income ceded	$381	$393	$378

Policyholders’ benefits ceded	$657	$871	$695

Interest credited to policyholders’ account balances ceded	$46	$51	$62